EQUITY (Share capital Narrative) (Details) - shares	Dec. 31, 2017	Jan. 01, 2017
Disclosure of classes of share capital [line items]
Shares issued (in shares)	219,198,989	230,218,171
Shares outstanding (in shares)	219,198,989	230,218,171
Number of shares in entity held by entity or by its subsidiaries or associates	4,308	21,125
First preferred shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Second preferred shares
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0